TRANSACTIONS WITH RELATED PARTIES - Schedule of transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related director | Tickets sales | Inversiones Costa Verde Ltda. y CPA.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	$ 124	$ 87	$ 28
Related director | Tickets sales | Rio Dulce SA
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	2	5
Related director | Services provided of cargo transport | Patagonia Seafarms INC
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	40
Related director | Real estate leases received | Inversora Aeronáutica Argentina S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(59)	(63)	0
Related director | Expense recovery | Inversora Aeronáutica Argentina S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	3	0	0
Common shareholder | Loans received | Costa Verde Aeronautica S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(231,714)	(100,013)
Common shareholder | Loans received | QA Investments 2 Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(7,414)	(125,016)
Common shareholder | Interest received | Costa Verde Aeronautica S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(21,329)	(5,700)
Common shareholder | Interest received | QA Investments 2 Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(15,780)	(7,125)
Common shareholder | Capital contribution | Costa Verde Aeronautica S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	170,962	0
Common shareholder | Services provided | Granja Marina Tornagaleones S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	36	13
Common shareholder | Services provided of passenger transport | TAM Aviação Executiva e Taxi Aéreo S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	4	13
Indirect shareholder | Interlineal received service | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(22,107)	(23,110)	(4,736)
Indirect shareholder | Services provided by aircraft lease | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	22,215
Indirect shareholder | Interlineal provided service | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	31,020	37,855	3,141
Indirect shareholder | Services received of handling | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(252)	0	0
Indirect shareholder | Services provided of handling | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	692	1,246
Indirect shareholder | Services received miles | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(4,657)	(4,974)	0
Indirect shareholder | Services provided miles | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	1,683	894	0
Indirect shareholder | Compensation for early return of aircraft | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	9,240
Indirect shareholder | Services provided / received others | Qatar Airways
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	1,424	(1,238)	1,160
Shareholder | Loans received | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(233,026)	0
Shareholder | Loans received | QA Investments Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(240,440)	(125,016)
Shareholder | Loans received | Lozuy S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(57,928)	(25,003)
Shareholder | Interest received | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(10,374)	0
Shareholder | Interest received | QA Investments Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(26,153)	(7,125)
Shareholder | Interest received | Lozuy S.A.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	(5,332)	(1,425)
Shareholder | Capital contribution | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	163,979	0
Shareholder | Capital contribution | QA Investments Ltd
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	163,979	0
Shareholder | Interlineal received service | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(144,239)	(111,706)	(4,160)
Shareholder | Interlineal provided service | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	127,145	102,580	4,357
Shareholder | Services provided of handling | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(3,657)	(4,340)	0
Shareholder | Services received miles | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(11,069)	(3,992)	0
Shareholder | Services provided miles | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	7,328	2,410	0
Shareholder | Services provided / received others | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	982	(311)	30
Shareholder | Engine sale | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	19,405	0
Shareholder | Services provided maintenance | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	0	0	3,310
Shareholder | Joint venture | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	(10,000)	0	0
Shareholder | Real estates leases provided | Delta Air Lines, Inc.
Disclosure of transactions between related parties [line items]
Transaction amount with related parties	$ 86	$ 0	$ 0